Manufacturing expenses - Manufacturing costs (Details) - Manufacturing costs [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of manufacturing costs [Line items]
Implantable stimulator	€ 2,224	€ 1,660	€ 686
Activation chip	165	228	67
Disposable patch	243	102	113
External stimulator	84	69	37
Other	23	368	168
Capitalized costs	(202)	(2,254)	(800)
Total	€ 2,491	€ 173	€ 271